Short-Term and Long-Term Financial Liabilities	6 Months Ended
Jun. 30, 2025
Short-Term and Long-Term Financial Liabilities [Abstract]
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

10 SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

As of June 30 2025 and December 31 2024 the details of the short-term and long-term financial liabilities are as follows:

	Conversion exercise price	Contractual interest rate %	Maturity date	2025	2024
Term loan, net	--	10.25%	Dec 11, 2025	469,889	846,398
Term loan, net	--	10.25%	Oct 11, 2025	421,060	833,334
Convertible notes, short term	$1.65	15.00%	July 10, 2025	3,233,045	2,876,163
Convertible notes, long term	$1.65	15.00%	July 10, 2028	76,067,004	70,119,275
Convertible notes, long term	$4.95	12.50%	July 10, 2029	2,798,143	-
Total financial liabilities, net				82,989,141	74,675,170

Of which classified as:
Current financial liabilities, net				4,123,994	4,555,895
Non-current financial liabilities, net				78,865,147	70,119,275

Pre-Fund Subscription Agreements

In connection with the execution of the Business Combination Agreement, we entered into the Pre-Fund Subscription Agreement. Pre-funded notes were classified under long-term financial liabilities account amounting to US$19,274,415 became 2028 Convertible Notes (as defined below) as of the closing date of the business combination on July 10, 2023. In addition, the Company had net proceeds of US$35,500,000 from private investment in public equity (“PIPE”) financing of 15% convertible senior notes due 2028 pursuant to an Indenture, dated July 10, 2023, between the Company and U.S. Bank Trust Company, National Association, as trustee (the “trustee”), as amended by that certain First Supplemental Indenture, dated April 17, 2025, between the Company and the trustee (the “2028 Convertible Notes”). As of June 30, 2025, the total amount of such 2028 Convertible Notes, which includes additional investment amounts from current and new subscribers, accrued interest, and incentive shares reduced from the convertible note liabilities, was US$82,098,192. Of this amount, US$79,300,049 was in-the-money at an exercise price of US$1.65.

Callaway Commitment Letter

The Company and Callaway Capital Management LLC (“Callaway”), entered into a Commitment Letter, dated as of March 22, 2024, as amended by the certain Amendment to the Commitment Letter, dated as of September 19, 2024, and as further amended by Second Amendment to the Commitment Letter, dated December 21, 2024 (the “Commitment Letter”), evidencing Callaway’s commitment to complete certain subscription obligations as set forth therein.

Subscription Agreements to the 2028 Convertible Notes

On March 22, 2024, the Company and 405 MSTV I, L.P. (“MSTV”), as the subscribers party thereto further entered into a Convertible Notes Subscription Agreement, pursuant to which the subscriber subscribed for the 2028 Convertible Notes in an aggregate principal amount of US$7,500,000 (the “March 2024 Subscription”). Between the period ranging from September 2024 through March 2025, the Company, Callaway, as a commitment party, and the subscribers party thereto, MSTV and New Holland Tactical Alpha Fund LP (“NHTAF”), further entered into various Subscription Agreements and amendments to existing Subscription Agreements, pursuant to which the subscribers thereto subscribed for the 2028 Convertible Notes and such subscriptions were in partial satisfaction of Callaway’s obligations under the Commitment Letter, which resulted in the Company issuing equity incentive shares to Callaway and the subscribers thereto pursuant to the terms under the Commitment Letter. In total, the commitment party and subscribers’ parties subscribed in an aggregate principal amount of US$14,875,750.

Subscription Agreements to the 2029 Convertible Notes

On April 16, 2025, the Company, Callaway, as a commitment party and a subscribing party, and the other subscribers party thereto, MSTV, NHTAF, Callaway and Farragut Square Global Master Fund, LP, entered into a Note Subscription Agreement (the “2025 Note Subscription Agreement”), pursuant to which the subscribers agreed to, from time to time, subscribe for the Company’s 12.50% Convertible Senior Secured Notes due 2029 (the “2029 Convertible Notes”) up to an aggregate principal amount of US$23,000,000 on the terms set forth therein. As of June 30, 2025, the subscribers subscribed for an aggregate principal amount of US$4,000,000 and the remaining amount of the 2029 Note Subscription Agreement was US$19,000,000.

Further, the Group issued incentive shares in connection with certain convertible notes that are finalized but not yet issued. These cost totaling US$3,454,253 are classified under Other Assets in the balance sheet as of June 30, 2025. Upon issuance of the convertible notes, these amounts will be reclassified as a reduction of the carrying amount of the convertible note liability. The cost will then be amortized over the life of the convertible note using the effective interest method.

As at June 30 2025 and December 31 2024, maturity profile of financial liabilities consists of the following:

	June 30, 2025	Dec 31, 2024
2026	4,123,994	4,555,895
2027	-	-
2028	80,293,726	70,119,275
2029	4,043,394	-
Total	88,461,114	74,675,170

Convertible notes:

Convertible notes are presented as a financial liability in the interim condensed consolidated financial statements. On issuance of the convertible notes, the liability is measured at fair value i.e. the proceeds received, and subsequently carried at amortized cost (net of transaction costs) until it is extinguished on conversion or redemption.

Convertible notes are classified as long-term liabilities based on the expected conversion date in accordance with the convertible note agreements.

The maturity of the convertible note agreements with a maturity date of July 10, 2028 was five-years as of the original notes issuance date. Convertible notes will accrue interest at the rate of fifteen percent (15.00%) per annum; provided that interest shall be payable (a) at a rate per annum equal to ten percent (10.00%) with respect to interest paid in cash (“Cash Interest”) and (b) at a rate per annum equal to five percent (5.00%) with respect to PIK Interest.

The maturity of the convertible note agreements issued as part of the April 2025 Note Subscription Agreement, maturing in July 2029, is four years and three months. New convertible notes will accrue interest at the rate of twelve and one-half percent (12.50%) per annum; provided that interest shall be payable at a rate per annum equal to twelve and one-half percent (12.50%) with respect to PIK Interest.

Term loan:

The term loan will be repaid in full in 2025. Further, the term loans are subject to certain covenants, with which the Group remains in full compliance as of the reporting date.